Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 11 - INCOME TAXES

A reconciliation of the income tax expense for the years ended December 31, 2014 and 2013 to the “expected” tax expense computed by applying the statutory federal income tax rate of 34 percent to income before income tax expense is as follows:

	2014	2013
Computed “expected” tax expense	$4,742	$2,480
Increase (reduction) in tax expense resulting from:
State tax expense, net of federal tax effect	593	305
Effect of statutory rate changes enacted in the current year	(223)	—
Non-deductible merger costs	150	—
Incentive stock options	104	19
Bank owned life insurance	(101)	(92)
Tax-exempt interest income, net of expense	(49)	(40)
Other	(82)	62

Income tax expense	$5,134	$2,734

Income tax expense (benefit) was as follows:

	2014	2013
Current expense
Federal	$4,444	$2,613
State	820	517
Deferred expense
Federal	(222)	(343)
State	92	(53)

Income tax expense	$5,134	$2,734

The sources of deferred income tax assets (liabilities) at December 31, 2013 and 2012 and the tax effect is as follows:

	2014	2013
Deferred tax assets:
Organizational and start-up costs	$155	$170
Allowance for loan losses	1,343	1,718
Unrealized loss on securities	—	2,812
Net operating loss carry forward	5,290	—
Purchase accounting fair value adjustments	2,980	—
Accrued other expenses	340	116
Nonaccrual loan interest	538	195
Capital loss carryforward	95	—
Loan fees	396	266
Other	389	412

	11,526	5,689
Valuation allowance	(95)	—

	11,431	5,689

	2014	2013
Deferred tax liabilities:
Mortgage servicing rights	(1,174)	(975)
Premises and equipment	(675)	(468)
Prepaid expenses	(177)	(71)
Unrealized gain on securities	(1,385)	—
Purchase accounting fair value adjustments	(1,190)	—
Mortgage banking derivatives	(1)	(123)
Other	(49)	(57)

	(4,651)	(1,694)

Net deferred tax asset (liability)	$6,780	$3,995

Net operating losses were acquired from the MidSouth Bank acquisition. At December 31, 2014, the net operating loss remaining from the acquisition totaled $15.1 million, which will expire at various dates from 2025 to 2031.

The Company does not have any uncertain tax positions and does not have any interest and penalties recorded in the income statement for the years ended December 31, 2014 and 2013. The Company and its subsidiary are subject to U.S. federal income tax as well as income tax of the state of Tennessee. The Company is no longer subject to examination by taxing authorities for years before 2011.